GMO U.S. Value ETF Average Annual Total Returns			12 Months Ended	14 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Value Index (Gross) (returns reflect no deduction for fees or expenses or withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.71%	8.55%
MSCI USA Index (Gross) (returns reflect no deduction for fees or expenses or withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.75%	16.40%
U.S. Value ETF
Prospectus [Line Items]
Average Annual Return, Percent			14.82%	10.58%
Performance Inception Date		Oct. 28, 2024
U.S. Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.26%	10.05%
U.S. Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.14%	8.04%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.